Financial Instruments - Summary of gains and losses on derivative instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Gains Losses On Derivative Financial Instruments [Line Items]
Gains (losses) on change in fair value of derivatives	$ 15.1	$ 3.1
Other Income Expense Net [Member]
Disclosure In Tabular Form Of Gains Losses On Derivative Financial Instruments [Line Items]
Gains (losses) on change in fair value of derivatives	(73.1)	36.4
Embedded Derivatives [Member] | Other Income Expense Net [Member]
Disclosure In Tabular Form Of Gains Losses On Derivative Financial Instruments [Line Items]
Gains (losses) on change in fair value of derivatives	(65.7)	31.9
Interest rate cap [Member] | Other Income Expense Net [Member]
Disclosure In Tabular Form Of Gains Losses On Derivative Financial Instruments [Line Items]
Gains (losses) on change in fair value of derivatives	4.0	1.4
Foreign Exchange Forward Contract [Member] | Other Income Expense Net [Member]
Disclosure In Tabular Form Of Gains Losses On Derivative Financial Instruments [Line Items]
Gains (losses) on change in fair value of derivatives	$ (11.4)	$ 3.1